Acquisitions (Policy)	12 Months Ended
Jun. 30, 2011
Acquisitions
Acquisition-Related Costs

Acquisition-Related Costs

We classify costs incurred in connection with acquisitions as acquisition-related costs. These costs consist primarily of transaction costs, integration costs, changes in the fair value of contingent payments and amortization of acquisition-related intangible assets. Transaction costs are incurred during the initial evaluation of a potential targeted acquisition and primarily relate to costs to analyze, negotiate and consummate the transaction as well as financial and legal due diligence activities. Integration costs relate to activities needed to combine the operations of an acquired enterprise into our operations. As described above, we record changes in the fair value of contingent payments relating to acquisitions as income or expense in our acquisition-related costs. We amortize intangible assets related to acquisitions over their useful lives. Amortization of acquisition-related intangible assets was $66.9 million, $10.5 million and $13.5 million for fiscal 2011, 2010 and 2009, respectively. See Note 6 for additional information regarding amortization of intangible assets.